Interests in Associates	12 Months Ended
Jun. 30, 2024
Interests In Associates
Interests in Associates

22 Interests in Associates

Set out below are the associates and joint ventures of the Company as of 30 June 2024 and 2023 which, in the opinion of the directors, are material to the Company. The entities listed below have share capital consisting solely of ordinary shares, which are held directly by the Company. The country of incorporation or registration is also their principal place of business, and the proportion of ownership interest is the same as the proportion of voting rights held.

	Principal place of	Percentage	Percentage
	business/Country of	Owned (%) *	Owned (%) *
	Incorporation	2024	2023
Name of entity:
Good Earth Oils Pty Ltd	Australia	100	50

*	The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries

Good Earth Oils Pty Ltd.,

Good Earth Oils Pty Ltd is a sales and marketing company who promote editable oils to Australian local market through local supermarket retail chains. Its product range branding canola oils and vegetable oils under its unique branding “Cold Pressed No GMO” mostly sourced from the company group. The Company was acquired in July 2023.